Document and Entity Information Document	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity File Number	001-39558
Entity Registrant Name	PERELLA WEINBERG PARTNERS
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1770732
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	287-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PWP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001777835
Amendment Flag	false